Leases (Details) - Schedule of Operating Leases - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Leases (Details) - Schedule of Operating Leases [Line Items]
Right-of-use assets	$ 46,652
Total operating lease liabilities	$ 41,570
Weighted average remaining lease term	5 months 8 days
Weighted average discount rate	3.72%
Other Current Liabilities [Member]
Leases (Details) - Schedule of Operating Leases [Line Items]
Lease liabilities - current	$ 41,570
Lease liabilities - non-current